August 29, 2023

VIA EMAIL AND EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Ethema Health Corporation

Request for filing a POS Amendment Adding Deal Maker Seciurities as Broker Dealer

Filed May 10, 2023 (SEC Accession No. 0001903596-23-000283/Commission File No. 024-12027)

Dear Sir or Madam: On May 10, 2023, Ethema Health Corporation (the “Company”) filed an Amendment to Form 1-A (Commission File No. 024-12027) (the “Amendment”) with the Securities and Exchange Commission (the “Commission”). The Company has hired a Broker Dealer to represent the Company in the offering and an amended filing with their information is enclosed herewith.

Thank you for your assistance in this request. If you have any questions regarding this letter or require any additional information, please do not hesitate to contact, by a telephone call at 416 500 0020 or email shawn@ethemahealth.com.

Thank you.

Very truly yours,

Ethema Health Corporation

By:	/s/ Shawn Leon
Name: Shawn Leon Title: President